Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2021
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Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS
Cash and deposits with banks at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Cash	¥779,343	¥844,886
Deposits with banks	72,311,473	61,626,567

Total cash and deposits with banks	¥73,090,816	¥62,471,453

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2021, 2020 and 2019 is shown as follows:

	At March 31,
	2021	2020	2019
	(In millions)
Cash and deposits with banks	¥73,090,816	¥62,471,453	¥57,763,441
Less: term deposits with original maturities over three months	(675,185)	(532,703)	(532,784)
Less: cash segregated as deposits and others	(866,934)	(735,209)	(514,128)

Cash and cash equivalents	¥71,548,697	¥61,203,541	¥56,716,529

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2021, 2020 and 2019, the reserve funds required to be maintained by the Group, which were included in cash and cash equivalents, amounted to ¥1,875,857 million, ¥1,705,352 million and ¥1,784,466 million, respectively.